OTHER COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Collateral amount	$ 1,685,220	$ 1,699,288